Share-based payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) £ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares £ / shares	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period of share awards		3 years
Weighted average share price at exercise date	£ 50.812		£ 48.745
Liabilities from share-based payment transactions | $	£ 0	$ 0	£ 0	$ 0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	£ 53.36
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	43.99
Closing [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	£ 47.81
Colleague Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares purchased by employees | shares		31,234	36,298
Maximum Limit of share value to employees | $		$ 1,000